As filed with the Securities and Exchange Commission on December 18, 2002.
Registrations Nos.

333-71081
811-09203
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 3	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 4	☒
(Check appropriate box or boxes)

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on October 8, 2002 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Innovations Select individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements;

5.	General Description of Registrant, Depositor and Portfolio Companies
AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company (PL&A); — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal

7.	General Description of Variable Annuity Contracts
AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value
AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company, Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC INNOVATIONS SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Prospectus

(Included in Registrant’s Form N-4/B, File No. 333-71080, Accession No. 0001017062-02-000768 filed on April 30, 2002 and incorporated by reference herein.)

Statement of Additional Information

(Included in Registrant’s Form N-4/B, File No. 333-71080, Accession No. 0001017062-02-000768 filed on April 30, 2002 and incorporated by reference herein.)

Supplement dated December 18, 2002 to the Prospectus dated May 1, 2002 for the Pacific Innovations Select, a variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This Supplement restates information contained in a Supplement dated October 8, 2002 and changes the Prospectus to reflect the following:
The Large-Cap Core Variable Investment Option will change its name and the underlying Portfolio’s main investments will change.
Effective January 1, 2003, the name of the Large-Cap Core Variable Investment Option will be changed to Main Street® Core Variable Investment Option.

This will reflect a change in name of the underlying Large-Cap Core Portfolio. Any reference to the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus and/or Statement of Additional Information will be revised to be the Main Street Core Portfolio, Subaccount, or Variable Investment Option.

Effective January 1, 2003, the Main Street® Core Portfolio’s main investments will be: Equity Securities of large U.S. Companies.

The portfolio managers for the Multi-Strategy, Main Street® Core, and Emerging Markets Portfolios will change.	Effective January 1, 2003, OppenheimerFunds, Inc. will become the portfolio manager of the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios.
AN OVERVIEW OF PACIFIC INNOVATIONS SELECT is amended.
The AN OVERVIEW OF PACIFIC INNOVATIONS SELECT section is amended by adding the following:

Optional Rider

Guaranteed Protection Advantage (GPA) Rider

The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the “Term”). The Term begins on the Effective Date of the Rider. Your entire Contract Value must be invested in an asset allocation program established and maintained by us for the Rider during the entire Term for the additional amount to be added to your Contract. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT—Contract Expenses is amended.
The Contract Expenses section of the Prospectus is amended by adding the following:

Guaranteed Protection Advantage (GPA) Annual Charge
(Guaranteed Protection Charge) (Optional Rider)
(calculated as a percentage of Contract Value) [5]                         0.10%

5   If you buy the Guaranteed Protection Advantage Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT—Pacific Select Fund Annual Expenses is amended.
The 1st paragraph of the Pacific Select Fund Annual Expenses—Other Expenses section is replaced with the following:

The table below shows the advisory fee and Fund expenses as an annual percentage of each Portfolio’s average daily net assets, based on the year 2001 unless otherwise noted. To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2003. In 2001, Pacific Life recouped $13,202 from the I-Net Tollkeeper Portfolio for its reimbursements in 2000 under the expense limitation agreement.

Information on the Emerging Markets and I-Net Tollkeeper Portfolios in the Other Expenses table is replaced with the following:

	Portfolio	Advisory fee	Other expenses	12b-1 amounts†	Total expenses	Less adviser’s reimbursement	Total net expenses

	Emerging Markets[1,2]	1.00	0.22	—	1.22	—	1.22

	I-Net Tollkeeper[3]	1.25	0.07	—	1.32	—	1.32

[1]  Total adjusted net expenses for this Portfolio, after deduction of an offset for custodian credits and the 12b-1 recapture were 1.21%.

[2]  Effective January 1, 2003, advisory fee is reduced from the annual rate of 1.10% of the average daily net assets to 1.00%.

[3]  Effective November 1, 2002, advisory fee is reduced from the annual rate of 1.40% of the average daily net assets to 1.25%.

† The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation (“recaptured commissions”). While a Portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

AN OVERVIEW OF PACIFIC INNOVATIONS SELECT—Examples is replaced.
The Examples section is replaced with the following:

The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

These examples assume the following:

• the Contract Value starts at $65,000;

• the Variable Investment Options have an annual return of 5%;

• the Annual Fee is deducted even when the Contract Value goes over $50,000 and a waiver would normally apply;

• the current program to reimburse to Pacific Select Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

without Riders reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or the Guaranteed Protection Advantage (GPA) Rider, collectively referred to below as “Riders”.

with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

	Expenses if you annuitized your Contract ($)				Expenses if you surrendered your Contract ($)				Expenses if you did not annuitize or surrender, but left the money in your Contract ($)

Variable Account	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs

Blue Chip
without Riders	90	84	143	302	90	120	143	302	27	84	143	302
with Riders	93	93	157	331	93	129	157	331	30	93	157	331

Aggressive Growth
without Riders	91	87	147	311	91	123	147	311	28	87	147	311
with Riders	94	96	162	340	94	132	162	340	31	96	162	340

Emerging Markets
without Riders	93	93	158	331	93	129	158	331	30	93	158	331
with Riders	96	102	172	359	96	138	172	359	33	102	172	359

Diversified Research
without Riders	90	82	140	296	90	118	140	296	27	82	140	296
with Riders	93	91	154	325	93	127	154	325	30	91	154	325

Small-Cap Equity
without Riders	87	74	127	271	87	110	127	271	24	74	127	271
with Riders	90	83	142	301	90	119	142	301	27	83	142	301

International Large-Cap
without Riders	92	88	149	315	92	124	149	315	29	88	149	315
with Riders	95	97	164	344	95	133	164	344	32	97	164	344

I-Net Tollkeeper
without Riders	92	90	153	323	92	126	153	323	29	90	153	323
with Riders	95	99	168	351	95	135	168	351	32	99	168	351

Financial Services
without Riders	92	90	152	321	92	126	152	321	29	90	152	321
with Riders	95	98	167	349	95	134	167	349	32	98	167	349

Health Sciences
without Riders	92	90	152	321	92	126	152	321	29	90	152	321
with Riders	95	98	167	349	95	134	167	349	32	98	167	349

Technology
without Riders	92	90	152	321	92	126	152	321	29	90	152	321
with Riders	95	98	167	349	95	134	167	349	32	98	167	349

Telecommunications
without Riders	92	90	153	322	92	126	153	322	29	90	153	322
with Riders	95	99	167	350	95	135	167	350	32	99	167	350

	Expenses if you annuitized your Contract ($)				Expenses if you surrendered your Contract ($)				Expenses if you did not annuitize or surrender, but left the money in your Contract ($)

Variable Account	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs	1 yr	3 yrs	5 yrs	10 yrs

Multi-Strategy
without Riders	87	74	127	271	87	110	127	271	24	74	127	271
with Riders	90	83	142	301	90	119	142	301	27	83	142	301

Main Street® Core (formerly called Large-Cap Core)
without Riders	87	74	127	271	87	110	127	271	24	74	127	271
with Riders	90	83	142	301	90	119	142	301	27	83	142	301

Strategic Value
without Riders	91	85	145	307	91	121	145	307	28	85	145	307
with Riders	94	94	160	335	94	130	160	335	31	94	160	335

Growth LT
without Riders	88	77	132	281	88	113	132	281	25	77	132	281
with Riders	91	86	147	311	91	122	147	311	28	86	147	311

Focused 30
without Riders	91	85	145	307	91	121	145	307	28	85	145	307
with Riders	94	94	160	335	94	130	160	335	31	94	160	335

Mid-Cap Value
without Riders	89	80	137	291	89	116	137	291	26	80	137	291
with Riders	92	89	152	320	92	125	152	320	29	89	152	320

International Value
without Riders	91	82	139	295	91	118	139	295	28	82	139	295
with Riders	94	90	154	324	94	126	154	324	31	90	154	324

Capital Opportunities
without Riders	91	81	138	293	91	117	138	293	28	81	138	293
with Riders	94	90	153	322	94	126	153	322	31	90	153	322

Mid-Cap Growth
without Riders	90	84	143	302	90	120	143	302	27	84	143	302
with Riders	93	93	157	331	93	129	157	331	30	93	157	331

Global Growth
without Riders	98	106	179	373	98	142	179	373	35	106	179	373
with Riders	101	115	194	399	101	151	194	399	38	115	194	399

Equity Index
without Riders	83	62	107	230	83	98	107	230	20	62	107	230
with Riders	86	71	122	261	86	107	122	261	23	71	122	261

Small-Cap Index
without Riders	86	71	121	259	86	107	121	259	23	71	121	259
with Riders	89	80	136	289	89	116	136	289	26	80	136	289

Real Estate (formerly called REIT)
without Riders	92	88	150	316	92	124	150	316	29	88	150	316
with Riders	95	97	165	345	95	133	165	345	32	97	165	345

Inflation Managed
without Riders	87	73	126	268	87	109	126	268	24	73	126	268
with Riders	90	82	141	298	90	118	141	298	27	82	141	298

Managed Bond
without Riders	87	73	125	266	87	109	125	266	24	73	125	266
with Riders	90	82	140	296	90	118	140	296	27	82	140	296

Money Market
without Riders	84	64	110	237	84	100	110	237	21	64	110	237
with Riders	87	73	126	268	87	109	126	268	24	73	126	268

High Yield Bond
without Riders	87	73	124	265	87	109	124	265	24	73	124	265
with Riders	90	82	139	295	90	118	139	295	27	82	139	295

Equity Income
without Riders	91	85	145	307	91	121	145	307	28	85	145	307
with Riders	94	94	160	335	94	130	160	335	31	94	160	335

Research
without Riders	91	87	147	311	91	123	147	311	28	87	147	311
with Riders	94	96	162	340	94	132	162	340	31	96	162	340

Equity
without Riders	87	75	128	272	87	111	128	272	24	75	128	272
with Riders	90	84	143	302	90	120	143	302	27	84	143	302

Aggressive Equity
without Riders	89	80	136	289	89	116	136	289	26	80	136	289
with Riders	92	89	151	318	92	125	151	318	29	89	151	318

Large-Cap Value
without Riders	89	80	137	290	89	116	137	290	26	80	137	290
with Riders	92	89	151	319	92	125	151	319	29	89	151	319

PURCHASING YOUR CONTRACT—Making Your Investments (“Purchase Payments”) is amended.
Paragraphs 1 and 2 of the Forms of Investment subsection are replaced with the following:

Your initial and additional Investments may be sent by personal or bank check or by wire transfer. Investments must be made in a form acceptable to us before we can process it. Acceptable forms of Investments are:

• personal check or cashier’s check, drawn on a U.S. bank,

• money order, and traveler’s checks in single denominations of $10,000 or more if they originate in a U.S. bank,

• third party check, when there is a clear connection of the third party to the underlying transaction, and

• wire transfers that originate in U.S. banks.

We will not accept Investments in the following forms:

• cash,

• credit card or checks drawn against a credit card account,

• money order or traveler’s checks in single denominations of less than $10,000,

• cashier’s check, money orders, traveler’s checks or personal checks drawn on non-U.S. banks, even if the payment may be effected through a U.S. bank,

• third party check, if there is not a clear connection of the third party to the underlying transaction, and

• wires that originate from foreign bank accounts.

PURCHASING YOUR CONTRACT is amended.
The PURCHASING YOUR CONTRACT section is amended by adding the following:

Purchasing the Guaranteed Protection Advantage (GPA) Rider (Optional)

You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

• the age of each Annuitant is 80 years or younger on the date of purchase,

• the date of the purchase is at least 10 years prior to your selected Annuity Date, and

• you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you purchase the Guaranteed Protection Advantage Rider within 60 days after the Contract Date or 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the “Guaranteed Protection Amount”). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)  is the Contract Value at the start of the Term,

(b) is a percentage of each additional Purchase Payment, as determined from the table below, paid to the Contract during the Term,

(c)  is a pro rata adjustment for withdrawals made from the Contract during the Term.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

Number of Years Since Beginning of Term	Percentage of Purchase Payment Added to Guaranteed Protection Amount

1 through 4	100%
5	90%
6	85%
7	80%
8 through 10	75%

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

No additional amount will be made if the Contract Value on the last day of the term is greater than the Guaranteed Protection Amount.

You can elect to repurchase the rider subject to its availability and the then current terms and conditions of the Rider provided:

• all Annuitant(s) are 80 years or younger at the start of the new Term, and

• the new Term does not extend beyond your selected Annuity Date.

The Contract Value will be allocated among the Investment Options within the asset allocation model you have selected according to your stated risk tolerance. Subsequent Purchase Payments will also be allocated accordingly, unless otherwise instructed by you in writing. The allocation percentage for a particular Investment Option within the model you have selected may change and Investment Options may be added to or deleted from the model as a result of annual analysis. The analysis is performed each year to help maintain your stated risk tolerance. The Contract Value and any subsequent Purchase Payment will be automatically allocated each year in accordance with any new allocation percentage or any added Investment Option as a result of such analysis.

While the provisions of this Rider are in effect, Purchase Payments may be allocated to the Fixed Option only for purposes of dollar cost averaging (the periodic transfer of amounts) into the Investment Options within the asset allocation model you have selected.

Amounts transferred from the Fixed Option into the Investment Options within the asset allocation model you have selected must be made over a period not to exceed twelve (12) months.

While this Rider is in full force and in effect, you may continue to make withdrawals from the Contract in accordance with the withdrawal provisions of the Contract. Withdrawals made from the Contract during the Term will be considered in determining the Guaranteed Protection Amount. The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

• the end of the Term,

• the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider,

• the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider,

• the date a full withdrawal of the amount available for withdrawal is made under the Contract,

• the date of first death of an Owner or the date of death of the last surviving Annuitant,

• the date the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date.

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may repurchase the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

CHARGES, FEES AND DEDUCTIONS is amended.
The CHARGES, FEES AND DEDUCTIONS section is amended by adding the following:

Guaranteed Protection Advantage (GPA) Annual Charge (Optional Rider)

If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

Any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

THE GENERAL ACCOUNT—Withdrawals and Transfers is amended.
The 2nd paragraph of the Fixed Option subsection is replaced with the following:

We reserve the right to waive the restrictions that limit transfers from the Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also reserve the right to waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. We may process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. transfers are limited to 25 for each calendar year.

INNSUP1202

PART II

Part C:    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Separate Account A had not yet commenced operations as of December 31, 2001 and therefore no financial statements are included.

(2)	Depositor’s Financial Statements

Audited statutory-basis Financial Statements dated as of December 31, 2001 and 2000, and for the years then ended included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report
Statements of Admitted Assets, Liabilities, Capital and Surplus
Statements of Operations
Statements of Capital and Surplus
Statements of Cash Flows
Notes to statutory-basis Financial Statements

(b)	Exhibits

1. (a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Mutual Distributors, Inc. (PMD) [1]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PMD and Various Broker-Dealers [1]

4.	(a)	Pacific Innovations Select — Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-230NYA) [3]

	(b)	Form of Qualified Pension Plan Rider (Form No. 20-24200) [3]

	(c)	Form of 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200) [3]

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900)

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000)

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100)

	(g)	Pacific Innovations Select — Stepped-Up Death Benefit Rider (Form No. 20-23500) [3]

	(h)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-2700)

5.	(a)	Pacific Innovations Select — Variable Annuity Application (Form No. 25-22600) [3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. N2 (GPAR))

6.	(a)	Pacific Life & Annuity Company’s Articles of Incorporation [2]

	(b)	By-laws of Pacific Life & Annuity Company [2]

7.	Not applicable

8.	(a)	Fund Participation Agreement [1]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios) [3]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios) [3]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios) [4]

	(e)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”) [2]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered. [1]

10.	Independent Auditors’ Consent [4]
11.	Not applicable
12.	Not applicable
13.	Pacific Innovations Select — Performance Calculations [3]
14.	Not applicable
15.	Powers of Attorney [4]
16.	Not applicable

[1]	Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001017062-99-000087 filed on January 22, 1999 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 333-71081, Accession No. 00001047469-99-038849 filed on October 14, 1999 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/A, File No. 333-71081, Accession No. 00001017062-01-500882 filed on December 3, 2001 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-71081, Accession No. 0001017062-02-000768 filed on April 30, 2002 and incorporated by reference herein.

Item 25.    Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Companywholly-owned by Pacific Life Insurance Company (a California Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware StockHolding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 27.    Number of Contractholders

Pacific Innovations Select —	114 Qualified
148 Non-Qualified

Item 28.    Indemnification

(a)
The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)
The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PMD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PMD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PMD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PMD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PMD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.    Principal Underwriters

(a)
PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.    Undertakings

The registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)
to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 18th day of December, 2002.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	December 18, 2002

Glenn S. Schafer*	Director and President	December 18, 2002

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 18, 2002

David R. Carmichael*	Director, Senior Vice President and General Counsel	December 18, 2002

Audrey L. Milfs*	Director, Vice President and Secretary	December 18, 2002

Brian D. Klemens*	Vice President and Treasurer	December 18, 2002

*By:	/s/ DAVID R. CARMICHAEL	December 18, 2002
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment Number 2 of the Registration Statement filed on April 30, 2002 on Form N-4/B for Separate Account A, File No. 333-71081, Accession No. 0001017062-02-000768 as Exhibit 15.)